Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and are depreciated when placed into service using a straight-line method, based on their estimated useful lives as follows:

Asset Description	Estimated Useful Life
(in years)
Land	Indefinite
Building Leasehold Improvements Vehicles	30 Not to exceed 7 years or length of lease 5
Computer hardware and software Furniture, fixtures and equipment	3 3-5